Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of equity accounted investments
	2024				2023
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	53	8,250	4,327	12,630	50	7,065	4,977	12,092
Additions and subscriptions	35	450	242	727	3	1,024	186	1,213
Divestments and reimbursements	(2)	(291)	(33)	(326)
Share of profit of equity-accounted investments	5	795	402	1,202	4	818	800	1,622
Share of loss of equity-accounted investments	(12)	(123)	(181)	(316)	(3)	(149)	(129)	(281)
Deduction for dividends	(3)	(655)	(1,094)	(1,752)	(1)	(939)	(1,060)	(2,000)
Changes in the scope of consolidation	8	635	7	650	3	13	(227)	(211)
Currency translation differences		461	206	667	(2)	(244)	(166)	(412)
Other changes	(2)	(73)	743	668	(1)	662	(54)	607
Carrying amount - end of the year	82	9,449	4,619	14,150	53	8,250	4,327	12,630

Schedule of net carrying amount of equity-accounted investments
	December 31, 2024		December 31, 2023
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Other	82		53
	82		53
Joint ventures
Azule Energy Holdings Ltd	5,211	50.00	4,750	50.00
St. Bernard Renewables Llc	806	50.00	829	50.00
E&E Algeria Touat BV	646	54.00
Saipem SpA	528	21.61	722	31.20
SeaCorridor Srl	485	50.10	530	50.10
Vårgrønn AS	406	65.00	336	65.00
Mozambique Rovuma Venture SpA	382	35.71	343	35.71
Cardón IV SA	351	50.00	443	50.00
2023 Sol IX Llc	149	73.59
GreenIT SpA	111	51.00	92	51.00
Lotte Versalis Elastomers Co Ltd	61	50.00	43	50.00
2022 Sol VII Llc	61	75.26
Mangistau Power BV	51	51.00
Hergo Renewables SpA	33	65.00	32	65.00
LabAnalysis Environmental Scienze Srl	26	30.00	25	30.00
Mangistau Renewables BV	21	51.00
Società Oleodotti Meridionali SOM SpA	18	70.00	21	70.00
Other	103		84
	9,449		8,250
Associates
Abu Dhabi Oil Refining Company (TAKREER)	2,275	20.00	2,434	20.00
Ithaca Energy Plc	725	37.17
QatarEnergy LNG NFE (5)	633	25.00	439	25.00
Coral FLNG SA	231	25.00	239	25.00
ADNOC Global Trading Ltd	165	20.00	145	20.00
United Gas Derivatives Co	79	33.33	81	33.33
Novis Renewables Holdings Llc	74	49.00	70	49.00
Bluebell Solar Class A Holdings II Llc	72	99.00	70	99.00
LG-Eni BioRefining Co Ltd	56	49.00
Vår Energi ASA		63.04	447	63.04
Other	309		402
	4,619		4,327
	14,150		12,630

Schedule of market value of investments listed in regulated stock markets
	Saipem SpA	Vår Energi ASA	Ithaca Energy Plc
Number of ordinary shares held	422,920,192	1,573,713,749	614,678,516
% of the investment	21.61	63.04	37.17
Share price (€)	2.509	2.994	1.331
Market value (€ million)	1,061	4,712	818
Book value (€ million)	528		725
Market value vs Book value (€ million)	533	4,712	93

Schedule of additional information about other investments
(€ million)	2024	2023
Carrying amount - beginning of the year	1,256	1,202
Additions and subscriptions	71	102
Change in the fair value with effect to OCI	62	45
Currency translation differences	56	(28)
Other changes	(50)	(65)
Carrying amount - end of the year	1,395	1,256